Investment Risks	May 31, 2026
Amana Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Amana Income Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Amana Income Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash positions do not earn interest income but, to the extent the Fund invests cash in murabaha or wakala, the Fund will share in the distribution of profits (as opposed to the payment of interest) related to any murabaha or wakala investments.

Amana Income Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Amana Income Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Amana Income Fund | Murabaha risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Murabaha risk: A murabaha transaction involves a purchase and deferred-payment resale of an asset. The asset is typically purchased by an Islamic bank as agent for the Fund. The bank, acting as the Fund’s agent, immediately resells the asset to a previously identified third party who agrees to repay the Fund’s cost for the asset plus a profit. Murabaha investments are subject to market risk (fluctuating prices and exchange rates), credit risk, and operational risk (errors in processes).

Amana Income Fund | Wakala risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wakala risk: When the Fund invests in wakala, it will be subject to the credit risk of the bank or entity acting as the agent, and the risk that the bank or entity will not manage the investment in a profitable manner.

Amana Income Fund | Interests rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The Fund does not invest in interest bearing investments. However, since murabaha and wakala are Islamic fixed-income investments, the financial and economic data associated with interest bearing investments similarly affect the yields and returns on murabaha and wakala. Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Amana Income Fund | Credits risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Amana Income Fund | Subsidiary investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary investment risk: By investing in the Subsidiary, the Fund is subject to the risks associated with the Subsidiary’s investments. Those investments are similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended. Accordingly, the Fund will not receive all of the protections offered to shareowners of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareowners.

Amana Income Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk: To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to murabaha and wakala in a manner that is consistent with the “qualifying income” requirement applicable to RICs. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareowners on such income when distributed as an ordinary dividend.

The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

Amana Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Amana Growth Fund | Growth investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth investing risk: The Funds may invest primarily in growth stocks, which may be more volatile than slower-growing value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall and declines may be significant when a stock had been supported by significant investor speculation. During market cycles when growth investing is out of favor, selling growth stocks at desired prices may be more difficult.

Amana Growth Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Amana Growth Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash positions do not earn interest income but, to the extent the Fund invests cash in murabaha or wakala, the Fund will share in the distribution of profits (as opposed to the payment of interest) related to any murabaha or wakala investments.

Amana Growth Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies, and at times may be out of favor with investors. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions. The Fund also tends to favor growth stocks, which tend to trade based on future earnings expectations, and may be more volatile, especially when market expectations are not met.

Amana Growth Fund | Small-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-cap risk: The smaller and less seasoned companies that may be in the Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

Amana Growth Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the investment adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Amana Growth Fund | Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund’s returns to suffer.

Amana Growth Fund | Technology sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology sector risk: The Fund’s investments in technology companies expose the Fund to risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. A number of technology companies engaged in consumer-facing activities are potentially subject to more aggressive government regulation and intervention in their traditional business activities. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, technology companies are dependent upon consumer and business acceptance as new technologies evolve.

Amana Growth Fund | Murabaha risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Murabaha risk: A murabaha transaction involves a purchase and deferred-payment resale of an asset. The asset is typically purchased by an Islamic bank as agent for the Fund. The bank, acting as the Fund’s agent, immediately resells the asset to a previously identified third party who agrees to repay the Fund’s cost for the asset plus a profit. Murabaha investments are subject to market risk (fluctuating prices and exchange rates), credit risk, and operational risk (errors in processes).

Amana Growth Fund | Wakala risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wakala risk: When the Fund invests in wakala, it will be subject to the credit risk of the bank or entity acting as the agent, and the risk that the bank or entity will not manage the investment in a profitable manner.

Amana Growth Fund | Interests rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The Fund does not invest in interest bearing investments, However, since murabaha and wakala are Islamic fixed-income investments, the financial and economic data associated with interest-bearing investments similarly affect the yields and returns on murabaha and wakala. Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Amana Growth Fund | Credits risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Amana Growth Fund | Subsidiary investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary investment risk: By investing in the Subsidiary, the Fund is subject to the risks associated with the Subsidiary’s investments. Those investments are similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended. Accordingly, the Fund will not receive all of the protections offered to shareowners of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareowners.

Amana Growth Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk: To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to murabaha and wakala in a manner that is consistent with the “qualifying income” requirement applicable to RICs. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareowners on such income when distributed as an ordinary dividend.

The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

Amana Developing World Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Amana Developing World Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Amana Developing World Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash positions do not earn interest income but, to the extent the Fund invests cash in murabaha or wakala, the Fund will share in the distribution of profits (as opposed to the payment of interest) related to any murabaha or wakala investments.

Amana Developing World Fund | Equity securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Amana Developing World Fund | Developing world and foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Developing world and foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Amana Developing World Fund | Murabaha risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Murabaha risk: A murabaha transaction involves a purchase and deferred-payment resale of an asset. The asset is typically purchased by an Islamic bank as agent for the Fund. The bank, acting as the Fund’s agent, immediately resells the asset to a previously identified third party who agrees to repay the Fund’s cost for the asset plus a profit. Murabaha investments are subject to market risk (fluctuating prices and exchange rates), credit risk, and operational risk (errors in processes).

Amana Developing World Fund | Wakala risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wakala risk: When the Fund invests in wakala, it will be subject to the credit risk of the bank or entity acting as the agent, and the risk that the bank or entity will not manage the investment in a profitable manner.

Amana Developing World Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The Fund does not invest in interest bearing investments However, since murabaha and wakala are Islamic fixed-income investments, the financial and economic data associated with interest bearing investments similarly affect the yields and returns on murabaha and wakala. Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall.Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Amana Developing World Fund | Credits risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Amana Developing World Fund | Subsidiary investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary investment risk: By investing in the Subsidiary, the Fund is subject to the risks associated with the Subsidiary’s investments. Those investments are similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended. Accordingly, the Fund will not receive all of the protections offered to shareowners of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareowners.

Amana Developing World Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk: To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to murabaha and wakala in a manner that is consistent with the “qualifying income” requirement applicable to RICs. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareowners on such income when distributed as an ordinary dividend.

The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

Amana Participation Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Amana Participation Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification and concentration risks: The Fund is non-diversified and may invest a greater percentage of its assets in a limited number issuers, which may cause the Fund to experience more volatility than diversified funds. In addition, the Fund may concentrate its investments within the financial services industry and real estate sector.

Amana Participation Fund | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Amana Participation Fund | Non-diversification and concentration risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversification and concentration risks: The Fund is non-diversified and may invest a greater percentage of its assets in a limited number issuers, which may cause the Fund to experience more volatility than diversified funds. In addition, the Fund may concentrate its investments within the financial services industry and real estate sector.

Amana Participation Fund | Investment strategy risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment strategy risk: The Fund’s restricted ability to invest in certain market sectors, such as non-Islamic financial companies and conventional fixed-income securities, limits opportunities and may adversely affect the Fund’s performance Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn interest income but, to the extent that they are invested in murabaha or wakala, cash reserves will share in the distribution of profits (as opposed to the payment of interest) related to any murabaha or wakala investments.

Amana Participation Fund | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

The Fund invests substantially in sukuk certificates that are traded outside of the US or within the US subject to certain trading restrictions which may increase the liquidity risks associated with the Fund’s investments.

Amana Participation Fund | Foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign investing risk: The Fund involves risks not typically associated with investing in US securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Amana Participation Fund | Sukuk risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sukuk risk: Sukuk are specifically structured to adhere to Islamic investment principles, but also must be engineered to be economically feasible in order to attract investment. Sukuk structures may be significantly more complicated than conventional bonds and often include a series of entities created specifically to support the sukuk structure. In addition, sukuk are largely created in or otherwise subject to the risks of developing economies, many of which have weak or inconsistent accounting, legal, and financial infrastructure. The structural complexity of sukuk, along with the weak infrastructure of the sukuk market, increases risks of investing in sukuk, including operational, legal, and investment risks. In addition, adherence to Islamic investment principles increases the risk of loss in the event of a default. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that issuers or Islamic scholars may deem certain sukuk as not meeting Islamic investment principles subsequent to the sukuk being issued and therefore classify the investments as noncompliant with Islamic principles.

Amana Participation Fund | Murabaha risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Murabaha risk: A murabaha transaction involves a purchase and deferred-payment resale of an asset. The asset is typically purchased by an Islamic bank as agent for the Fund. The bank, acting as the Fund’s agent, immediately resells the asset to a previously identified third party who agrees to repay the Fund’s cost for the asset plus a profit. Murabaha investments are subject to market risk (fluctuating prices and exchange rates), credit risk, and operational risk (errors in processes).

Amana Participation Fund | Wakala risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wakala risk: When the Fund invests in wakala, it will be subject to the credit risk of the bank or entity acting as the agent, and the risk that the bank or entity will not manage the investment in a profitable manner.

Amana Participation Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk: The Fund does not invest in interest bearing investments However, since murabaha and wakala are Islamic fixed-income investments, the financial and economic data associated with interest bearing investments similarly affect the yields and returns on murabaha and wakala. Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Amana Participation Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk: Corporate and sovereign issuers of the sukuk, murabaha and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Amana Participation Fund | High-yield risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield risk: Securities that are rated below investment grade may have greater price fluctuations and have a higher risk of default than investment-grade securities. Below-investment grade securities may be difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.

Amana Participation Fund | Subsidiary investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary investment risk: By investing in the Subsidiary, the Fund is subject to the risks associated with the Subsidiary’s investments. Those investments are similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended. Accordingly, the Fund will not receive all of the protections offered to shareowners of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareowners.

Amana Participation Fund | Tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax risk: To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to murabaha and wakala in a manner that is consistent with the “qualifying income” requirement applicable to RICs. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareowners on such income when distributed as an ordinary dividend.

The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.